UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              TITLE OF    CUSIP        VALUE     SHARES     SH/ PUT/   INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS                  (x$1000)    PRN  AMT   PRN CALL   DSCRETN    MANAGERS   SOLE     SHARED   NONE
---------------------------------------------------------------- ------------------------------------------------------------  -----
ALLOS THERAPEUTICS INC        COM         019777101       2,774     464,623     SH        SOLE        N/A     464,623
ASPREVA PHARMACEUTICALS       COM         04538T109       1,448      67,150     SH        SOLE        N/A      67,150
ATHEROGENICS INC              COM         047439104       1,310     466,100     SH        SOLE        N/A     466,100
ATHEROGENICS INC              COM         047439104       1,310     466,100    PUT        SOLE        N/A     466,100
COLEY PHARMACEUTICAL GROUP    COM         19388P106       3,853     402,207     SH        SOLE        N/A     402,207
CV THERAPEUTICS INC           COM         126667104       2,964     376,615     SH        SOLE        N/A     376,615
DENDREON CORP                 COM         24823Q107       8,719     674,300    PUT        SOLE        N/A     674,300
EMISPHERE TECHNOLOGIES INC    COM         291345106       1,618     505,743     SH        SOLE        N/A     505,743
IMCLONE SYSTEMS INC           COM         45245W109       2,192      53,760     SH        SOLE        N/A      53,760
KERYX BIOPHARMACEUTICALS INC  COM         492515101       3,138     298,290     SH        SOLE        N/A     298,290
MEDAREX INC                   COM         583916101       1,880     145,316     SH        SOLE        N/A     145,316
MEDIVATION INC                COM         58501N101       2,385     126,437     SH        SOLE        N/A     126,437
NEUROBIOLOGICAL TECHNOLOGIES  COM         64124W106          33      14,978     SH        SOLE        N/A      14,978
NEUROCHEM INC                 COM         64125K101         778      51,601     SH        SOLE        N/A      51,601
NEUROCHEM INC                 COM         64125K101      12,213     809,900    PUT        SOLE        N/A     809,900
NORTHSTAR NEUROSCIENCE INC    COM         66704V101       1,450     113,250     SH        SOLE        N/A     113,250
VANDA PHARMACEUTICALS INC     COM         921659108       4,215     173,050     SH        SOLE        N/A     173,050

                                       17                52,280


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         17

Form 13F Information Table Value Total:         52,280
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE